COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments, other commitments, liability, fiscal year maturity
Amount
The remainder of 2025	$18,361
2026	34,762
2027	17,710
2028	-
Total contractual obligations	$70,833